7. PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property And Equipment Details Narrative
Net property and equipment	$ 15,937		$ 24,042	$ 53,758
Accumulated depreciation and amortization	206,291		198,186	164,545
Depreciation expense	$ 8,105	$ 19,209	$ 33,641	$ 22,229